Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2020	March 31, 2020

Accounts receivable, gross	$5,688,014	$3,923,427
Less: allowance for doubtful accounts	(108,450)	(103,990)
Accounts receivable, net	$5,579,564	$3,819,437